UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2527

DWS Money Funds

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of April 30, 2006 (Unaudited)

DWS Tax-Exempt Money Fund

(formerly Scudder Tax-Exempt Money Fund)

	Principal Amount ($)	Value ($)

Municipal Investments 98.7%
Alaska 0.3%
ABN AMRO, Munitops Certificates Trust, Series 2006-9, 144A, 3.85% *, 10/1/2014 (a)	1,900,000	1,900,000
Arizona 0.5%
Arizona, Salt River Pima-Maricopa Indian Community, 3.8% *, 10/1/2025, Bank of America NA (b)	3,430,000	3,430,000
California 2.8%
California, State General Obligation: Series B-4, 3.76% *, 5/1/2033, BNP Paribas (b)	1,000,000	1,000,000
Series PT-1555, 144A, 3.84% *, 10/1/2010 (a)	4,100,000	4,100,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/30/2006	6,000,000	6,014,034
Los Angeles, CA, Harbor Department Revenue, Series B, AMT, 5.25%, 11/1/2006	2,000,000	2,019,179
Los Angeles, CA, Unified School District, Series SGA-144, 144A, 3.79% *, 1/1/2028 (a)	1,100,000	1,100,000
Sacramento County, CA, Housing Authority, Multi-Family Revenue, Sierra Sunrise Senior Apartments, Series D, AMT, 3.87% *, 7/1/2036, Citibank NA (b)	1,700,000	1,700,000
San Francisco, CA, City & County, Public Utilities Commonwealth Clean Water Revenue, Series B-20, 144A, 3.81% *, 10/1/2022 (a)	2,190,000	2,190,000
San Francisco, CA, City & County, Redevelopment Agency, Multi-Family Housing Revenue, Derek Silva Community, Series D, AMT, 3.83% *, 12/1/2019, Citibank NA (b)	100,000	100,000

		18,223,213
Colorado 3.7%
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 3.84% *, 12/1/2024 (a)	8,505,000	8,505,000
Colorado, Educational & Cultural Facilities Authority Revenue, Bear Creek School Project, 3.8% *, 10/1/2032, US Bank NA (b)	6,600,000	6,600,000
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 3.87% *, 5/1/2033, KeyBank NA (b)	3,200,000	3,200,000
Larimer County, CO, School District No. R-1 Poudre, Series R-4535, 144A, 3.84% *, 12/15/2021 (a)	2,805,000	2,805,000
Summit County, CO, School District No. RE1, Series R-6513, 144A, 3.84% *, 12/1/2023 (a)	3,360,000	3,360,000

		24,470,000
Delaware 1.7%
Delaware, State Economic Development Authority Revenue, Winterthur Museum Project, 3.85% *, 9/1/2012, Wachovia Bank NA (b)	5,200,000	5,200,000
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series C, 3.86% *, 1/1/2016, Citizens Bank of PA (b)	6,000,000	6,000,000

		11,200,000
Florida 4.7%
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series PT-703, 144A, 3.82% *, 9/1/2026	4,000,000	4,000,000
Broward County, FL, School Board Certificates of Participation, Series R-1056, 144A, 3.84% *, 7/1/2019 (a)	3,170,000	3,170,000
Collier County, FL, School Board Certificates of Participation, Series MT-147, 144A, 3.84% *, 2/15/2021 (a)	3,800,000	3,800,000

Highlands County, FL, Health Facilities Authority Revenue, Hospital Adventist Health Systems, Series B, 3.8% *, 11/15/2009, SunTrust Bank (b)	700,000	700,000
Jacksonville, FL, Electric Authority, Series 2001-C, 3.45%, 6/1/2006	3,000,000	3,000,000
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Series A, 3.79% *, 8/15/2033, Bank of America NA (b)	5,250,000	5,250,000
Jacksonville, FL, Health Facilities Revenue, 3.38%, 5/3/2006	3,000,000	3,000,000
Lee County, FL, Airport Revenue, Series 811-X, AMT, 144A, 3.87% *, 10/1/2029 (a)	600,000	600,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 3.85% *, 9/1/2029, Bank of America NA (b)	2,965,000	2,965,000
Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, 3.85% *, 12/1/2023, Bank One America NA (b)	3,400,000	3,400,000
Tampa, FL, Health Care Facilities Revenue, Lifelink Foundation, Inc. Project, 3.8% *, 8/1/2022, SunTrust Bank (b)	1,200,000	1,200,000

		31,085,000
Georgia 1.9%
Athens-Clarke County, GA, University of Georgia Government Development Authority Revenue, Athletic Association Project, 3.79% *, 8/1/2033, Bank of America NA (b)	900,000	900,000
Atlanta, GA, Airport Revenue, Series C-1, 3.84% *, 1/1/2030 (a)	3,000,000	3,000,000
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., 3.79% *, 1/1/2022 (a)	470,000	470,000
Fulton County, GA, Development Authority Revenue, Doris & Alex Weber School Project, 3.82% *, 12/1/2030, Branch Banking & Trust (b)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, Shepherd Center, Inc. Project, 3.8% *, 9/1/2035, SunTrust Bank (b)	1,300,000	1,300,000
La Grange, GA, Development Authority Revenue, La Grange College Project, 3.8% *, 6/1/2031, SunTrust Bank (b)	1,370,000	1,370,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia, 3.8% *, 8/1/2018, SunTrust Bank, Atlanta (b)	600,000	600,000

		12,640,000
Hawaii 0.5%
ABN AMRO, Munitops Certificates Trust, Series 2004-16, 144A, 3.85% *, 7/1/2012 (a)	3,200,000	3,200,000
Idaho 1.1%
Idaho, State Tax Anticipation Notes, 4.0%, 6/30/2006	7,500,000	7,516,331
Illinois 10.8%
Chicago, IL, De La Salle Institute Project, 3.89% *, 4/1/2027, Fifth Third Bank (b)	3,470,000	3,470,000
Chicago, IL, Eclipse Funding Trust, Series 2006-0003 Solar Eclipse, 144A, 3.83% *, 1/1/2026 (a)	3,130,000	3,130,000
Cicero, IL, Industrial Development Revenue, Harris Steel Co. Project, AMT, 3.95% *, 5/1/2011, American National Bank & Trust (b)	1,210,000	1,210,000
Cook County, IL, Industrial Development Revenue, 128th Place Limited Partnership, AMT, 3.88% *, 7/1/2020, LaSalle Bank NA (b)	2,250,000	2,250,000
Cook County, IL, Industrial Development Revenue, Devorahco LLC Project, Series A, AMT, 3.88% *, 12/1/2034, LaSalle Bank NA (b)	2,000,000	2,000,000
Du Page County, IL, Benedictine University Building Project, 3.82% *, 7/1/2024, National City Bank (b)	5,430,000	5,430,000
Franklin Park, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 3.9% *, 2/1/2007, Northern Trust Company (b)	5,000,000	5,000,000
Hillside, IL, Economic Development Revenue, L&J Technologies Project, AMT, 3.9% *, 7/1/2024, Northern Trust Company (b)	4,020,000	4,020,000
Illinois, Development Finance Authority, Industrial Development Revenue, Campagna-Turano Bakery Project, AMT, 3.95% *, 8/1/2025, Bank One NA (b)	3,040,000	3,040,000
Illinois, Development Finance Authority, Industrial Development Revenue, Tripp Partners Project, AMT, 3.45% *, 2/1/2013, Northern Trust Company (b)	2,780,000	2,780,000
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 3.88% *, 8/1/2019, LaSalle Bank NA (b)	4,700,000	4,700,000
Illinois, Development Finance Authority, Regional Organization Bank of Illinois Project, 3.9% *, 12/1/2020, Bank One NA (b)	2,250,000	2,250,000
Illinois, Educational Facilities Authority Revenue, 3.2%, 5/3/2006	3,000,000	3,000,000

Illinois, General Obligation, Series 1750, 144A, 3.84% *, 12/1/2010 (a)	5,300,000	5,300,000
Illinois, General Obligation, Star Certificates, Series 03-20, 144A, 3.84% *, 11/1/2019 (a)	5,685,000	5,685,000
Lake County, IL, Warren Township High School District No. 121 Gurnee, Series R-2157, 144A, 3.43% *, 3/1/2024 (a)	1,495,000	1,495,000
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC/ScreenFlex Project, AMT, 3.88% *, 3/1/2018, LaSalle National Bank (b)	1,580,000	1,580,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 3.9% *, 1/1/2015, Northern Trust Company (b)	6,500,000	6,500,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc., Project, AMT, 3.88% *, 7/1/2020, LaSalle Bank NA (b)	1,170,000	1,170,000
Upper River Valley, IL, Development Authority, Industrial Development Revenue, Advanced Drainage System, AMT, 3.92% *, 7/1/2014, National City Bank (b)	3,045,000	3,045,000
Woodridge, IL, Du Page Will & Cook Counties, Industrial Development Revenue, Morey Realty Group, Inc. Project, AMT, 3.96% *, 12/1/2016, Bank One NA (b)	3,700,000	3,700,000

		70,755,000
Indiana 6.6%
ABN AMRO, Munitops Certificates Trust:
Series 2003-32, 144A, 3.83% *, 1/15/2012 (a)	4,000,000	4,000,000
Series 2005-7, 144A, 3.85% *, 7/10/2013 (a)	7,150,000	7,150,000
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center III Project, AMT, 3.88% *, 6/1/2022, LaSalle Bank NA (b)	4,500,000	4,500,000
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 3.88% *, 6/1/2022, LaSalle Bank NA (b)	4,900,000	4,900,000
Indiana, Health Facility Financing Authority, Hospital Revenue, Macon Trust, Series F, 144A, 3.84% *, 5/1/2035 (a)	4,995,000	4,995,000
Indiana, State Development Finance Authority, Economic Development Revenue, Goodwill Industries Michiana Project, 3.87% *, 1/1/2027, National City Bank of Indiana (b)	6,910,000	6,910,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center IV Project, AMT, 3.88% *, 6/1/2022, LaSalle Bank NA (b)	1,600,000	1,600,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center V Project, AMT, 3.88% *, 6/1/2022, LaSalle Bank NA (b)	4,000,000	4,000,000
Indiana, State Educational Facilities Authority Revenue, St. Mary Woods Project, 3.87% *, 4/1/2024, Bank One NA (b)	2,900,000	2,900,000
Indianapolis, IN, Local Public Import Bond Bank, Macon Trust, Series P, 144A, AMT, 3.88% *, 1/1/2030 (a)	2,120,000	2,120,000

		43,075,000
Kentucky 4.3%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 3.36% *, 8/1/2013, Calyon Bank (b)	4,400,000	4,400,000
Breckinridge County, KY, Lease Program Revenue, Kentucky Association of Counties Leasing Trust, Series A, 3.81% *, 2/1/2032, US Bank NA (b)	959,000	959,000
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 3.84% *, 3/1/2030, US Bank NA (b)	3,720,000	3,720,000
Kentucky, Asset & Liability Commission Generated Fund, Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/28/2006	5,500,000	5,511,315
Kentucky, Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 3.87% *, 11/1/2030, Bank One Kentucky NA (b)	4,865,000	4,865,000
Pendleton County, KY, County Lease Revenue, 3.37%, 5/24/2006	9,000,000	9,000,000

		28,455,315
Maine 1.1%
Maine, State Tax Anticipation Notes, 4.0%, 6/30/2006	7,000,000	7,014,566
Massachusetts 0.6%
Massachusetts, State Development Finance Agency Revenue, Bridgewell, Inc. Series A, 3.81% *, 6/1/2030, KeyBank NA (b)	3,600,000	3,600,000

Michigan 10.7%
ABN AMRO, Munitops Certificates Trust, Series 2003-3, 144A, 3.83% *, 1/1/2011 (a)	24,600,000	24,600,000
Comstock Park, MI, Public Schools, Series R-2178, 144A, 3.84% *, 5/1/2025 (a)	880,000	880,000
Detroit, MI, City School District, Series PT-1844, 144A, 3.83% *, 5/1/2011 (a)	1,085,000	1,085,000
Detroit, MI, Sewer Disposal Revenue, Series E, 3.0% *, 7/1/2031 (a)	15,500,000	15,500,000
Georgetown Township, MI, Economic Development Corp., Limited Obligation Revenue, Sunset Manor, Inc. Project, 3.8% *, 11/1/2019, LaSalle Bank NA (b)	5,550,000	5,550,000
Jackson County, MI, Economic Development Corp. Revenue, Spring Arbor College Project, 3.87% *, 12/1/2020, Comerica Bank (b)	4,300,000	4,300,000
Michigan, Municipal Securities Trust Certificates, Series 9054-A, 144A, 3.85% *, 4/20/2011	2,825,000	2,825,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 3.96% *, 10/1/2015, Comerica Bank (b)	4,900,000	4,900,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Lapeer Technologies LLC, AMT, 3.95% *, 2/1/2020, JPMorgan Chase Bank (b)	2,140,000	2,140,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Merchants LLC Project, AMT, 3.92% *, 3/1/2030, National City Bank (b)	1,950,000	1,950,000
Michigan, University Revenue, 3.39%, 5/2/2006	4,000,000	4,000,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Acme Manufacturing Co. Project, AMT, 3.96% *, 11/1/2023, JPMorgan Chase & Co. (b)	630,000	630,000
Sterling Heights, MI, Economic Development Corp., Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 3.95% *, 2/1/2016, JPMorgan Chase Bank (b)	1,520,000	1,520,000

		69,880,000
Missouri 0.4%
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 3.88% *, 3/1/2030, American National Bank & Trust (b)	2,500,000	2,500,000
Nebraska 0.4%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, AMT, Series D, 3.92% *, 9/1/2034	2,427,500	2,427,500
Nevada 2.3%
Las Vegas Valley, NV, Water District, Series B-10, 144A, 3.82% *, 6/1/2024 (a)	9,875,000	9,875,000
Nevada, State Department Commission, Industrial Development Revenue, Master Halco Project, Series A, AMT, 3.96% *, 12/1/2009, Wachovia Bank NA (b)	4,900,000	4,900,000

		14,775,000
New Hampshire 1.0%
New Hampshire, State Business Finance Authority, Exempt Facilities Revenue, Waste Management of NH, Inc. Project, AMT, 3.85% *, 9/1/2012, Wachovia Bank NA (b)	2,000,000	2,000,000
New Hampshire, Health & Education Facilities Authority Revenue, Currier Museum of Art, 3.83% *, 8/1/2036, Citizens Bank of NH (b)	4,700,000	4,700,000

		6,700,000
New Jersey 3.5%
Burlington County, NJ, General Obligation, Anticipation Notes, Series C, 3.75%, 7/13/2006	3,250,000	3,252,786
New Jersey, Economic Development Authority Revenue, Keystone Project, 3.43%, 6/1/2006	2,250,000	2,250,000
New Jersey, State Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/23/2006	14,400,000	14,424,710
New Jersey, State Transportation Trust Fund Authority Revenue, Series PT-2488, 144A, 3.82% *, 12/15/2017 (a)	2,960,000	2,960,000

		22,887,496
New York 0.7%
New York, Convention Center Development Corp. Revenue, Series 1247Z, 144A, 3.84% *, 11/15/2013 (a)	1,000,000	1,000,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 3.83% *, 3/15/2025 (a)	3,500,000	3,500,000

		4,500,000
North Carolina 1.3%
Moore County, NC, Industrial Facilities & Pollution Control Finance Authority Revenue, Klaussner Industries Project, AMT, 3.9% *, 5/1/2010, Wachovia Bank NA (b)	3,000,000	3,000,000

North Carolina, Capital Educational Facilities, Finance Agency Revenue, Forsyth County Day School, 3.82% *, 12/1/2031, Branch Banking & Trust (b)	2,300,000	2,300,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, 1st Mortgage Pennybyrn, Project C, 3.8% *, 10/1/2035, Bank of America NA (b)	2,500,000	2,500,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, 1st Mortgage United Methodist, Series B, 3.82% *, 10/1/2035, Branch Banking & Trust (b)	1,000,000	1,000,000

		8,800,000
Ohio 5.3%
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 3.84% *, 6/1/2032, Wachovia Bank NA (b)	4,000,000	4,000,000
Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth System, 3.82% *, 2/1/2035, National City Bank (b)	4,975,000	4,975,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 3.81% *, 12/1/2032 (a)	3,815,000	3,815,000
Huron County, OH, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 3.82% *, 12/1/2027, National City Bank (b)	3,000,000	3,000,000
Lorain, OH, Port Authority Revenue, Port Development, Spitzer Project, AMT, 3.95% *, 12/1/2019, National City Bank (b)	2,570,000	2,570,000
Ohio, State Higher Educational Facility Community Revenue, Pooled Program, Series A, 3.87% *, 9/1/2020, Fifth Third Bank (b)	940,000	940,000
Ohio, State Water Development Authority Revenue, Series 1118, 144A, 3.84% *, 12/1/2020	2,585,000	2,585,000
Portage County, OH, Industrial Development Revenue, Allen Aircraft Products Project, AMT, 3.97% *, 7/1/2018, National City Bank (b)	1,595,000	1,595,000
Salem, OH, Hospital Revenue, Salem Community, 3.82% *, 9/1/2035, JPMorgan Chase Bank (b)	7,800,000	7,800,000
Stark County, OH, Port Authority Revenue, Community Action Agency Project, 3.9% *, 12/1/2022, Bank One NA (b)	3,525,000	3,525,000

		34,805,000
Oklahoma 0.2%
Blaine County, OK, Industrial Development Authority Revenue, Seaboard Project, AMT, 3.85% *, 11/1/2018, SunTrust Bank (b)	1,500,000	1,500,000
Pennsylvania 3.5%
Chester County, PA, Industrial Development Authority Revenue, Bentley Graphic, Inc. Project, AMT, 4.0% *, 12/1/2020, First Tennessee Bank (b)	3,980,000	3,980,000
Dallastown, PA, Area School District, 3.82% *, 2/1/2018 (a)	350,000	350,000
Dauphin County, PA, General Authority Revenue, Education & Health Loan Program, 3.85% *, 11/1/2017 (a)	5,120,000	5,120,000
Manheim Township, PA, General Obligation, School District, 3.82% *, 6/1/2016 (a)	3,820,000	3,820,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Amtrak Project, Series B, AMT, 3.92% *, 11/1/2041, Morgan Guaranty Trust (b)	1,030,000	1,030,000
Pennsylvania, Economic Development Financing Authority, Solid Waste Disposal Revenue:
Series MT-047, AMT, 144A, 3.87% *, 11/1/2021	2,700,000	2,700,000
Pennsylvania, State Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 3.91% *, 3/1/2027 (a)	4,200,000	4,200,000
Red Lion, PA, General Obligation, Area School District, 3.82% *, 5/1/2024 (a)	1,500,000	1,500,000

		22,700,000
South Carolina 1.1%
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 3.94% *, 9/1/2011	2,500,000	2,500,000
South Carolina, Educational Facilities Authority for Private Nonprofit Institutions, Coker College, 3.85% *, 6/1/2019, Wachovia Bank NA (b)	4,455,000	4,455,000

		6,955,000
Tennessee 1.8%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, 3.8% *, 1/1/2033, Bank of America NA (b)	1,250,000	1,250,000

Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 3.8% *, 4/1/2032, Bank of America NA (b)	1,400,000	1,400,000
Tennessee, Tennergy Corp., Gas Revenue, Series 1258Q, 144A, 3.86% *, 11/1/2013	3,000,000	3,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.85% *, 5/1/2016	6,000,000	6,000,000

		11,650,000
Texas 19.9%
ABN AMRO, Munitops Certificates Trust, Series 2004-38, 144A, 3.85% *, 2/15/2011	3,700,000	3,700,000
Aldine, TX, Independent School District, Series 827, 144A, 3.84% *, 1/1/2012	2,925,000	2,925,000
Austin, TX, Electric Utility Systems Revenue, Series R-1057, 144A, 3.84% *, 11/15/2021 (a)	4,775,000	4,775,000
Austin, TX, Water & Waste Systems Revenue, Series B-27, 144A, 3.82% *, 11/15/2026 (a)	5,260,000	5,260,000
Brazos River, TX, Pollution Control Revenue, Series D-1, AMT, 3.84% *, 5/1/2033, Wachovia Bank NA (b)	400,000	400,000
City of Houston, TX, General Obligation, 3.28%, 5/15/2006	3,500,000	3,500,000
Dallas, TX, Independent School District, Series 6038, 144A, 3.84% *, 8/15/2024	6,140,000	6,140,000
Galena Park, TX, Independent School District, Series SG-153, 144A, 3.84% *, 8/15/2023	6,700,000	6,700,000
Harris County, TX, General Obligation, 3.2%, 5/5/2006	3,170,000	3,170,000
Harris County, TX, Health Facilities Development Corp. Revenue, YMCA Greater Houston Area, 3.81% *, 7/1/2037, JPMorgan Chase Bank (b)	1,390,000	1,390,000
Houston, TX, Airport System Revenue, Series SG-161, 144A, 3.84% *, 7/1/2032 (a)	10,735,000	10,735,000
Houston, TX, Utility System Revenue, 3.55%, 7/5/2006	10,000,000	10,000,000
Houston, TX, Water & Sewer System Revenue, Municipal Trust Receipts, Series SG-120, 144A, 3.84% *, 12/1/2023	2,000,000	2,000,000
Houston, TX, Water & Sewer Systems Revenue, Star Certificates, Series 2003-14, 144A, 3.84% *, 6/1/2026 (a)	1,095,000	1,095,000
Northside, TX, Independent School District, Series 758, 144A, 3.46% *, 2/15/2013	4,395,000	4,395,000
Northside, TX, Independent School District, School Building, 2.85% *, 6/15/2035	5,000,000	5,000,000
San Antonio, TX, Electric & Gas Revenue, Series 1700, 144A, 3.85% *, 2/1/2010	6,530,000	6,530,000
Texas, Lower Colorado River Authority, 3.45%, 5/25/2006	6,000,000	6,000,000
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, Series B, 3.8% *, 10/1/2029, Landesbank Hessen-Thuringen (b)	300,000	300,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2006	17,600,000	17,685,652
Texas, University of Texas Revenue: 3.3%, 6/6/2006	10,600,000	10,600,000
Series B-14, 144A, 3.82% *, 8/15/2022	4,585,000	4,585,000
Texas, Water Development Board Revenue, Series 2187, 144A, 3.82% *, 7/15/2021	10,860,000	10,860,000
Travis County, TX, Housing Finance Corp., Single Family Mortgage Revenue, Series P21U-D, AMT, 144A, 3.95% *, 6/1/2039	2,575,000	2,575,000

		130,320,652
Utah 1.4%
Alpine, UT, School District, Series PT-436, 144A, 3.84% *, 3/15/2007	6,395,000	6,395,000
Murray City, UT, Hospital Revenue, IHC Health Services, Inc.:
Series D, 3.8% *, 5/15/2036	150,000	150,000
Series C, 3.81% *, 5/15/2036	300,000	300,000
Utah, State Housing Finance Agency, Single Family Mortgage, Series E-1, AMT, 3.92% *, 7/1/2031	2,475,000	2,475,000

		9,320,000
Virginia 0.3%
Alexandria, VA, Redevelopment & Multi-Family Housing Authority Revenue, Fairfield Village Square Project, Series A, AMT, 3.89% *, 1/15/2039	2,000,000	2,000,000
Washington 3.1%
Grant County, WA, Public Utilities District Number 002, Electric Revenue, Series 780, 144A, 3.84% *, 1/1/2010 (a)	6,125,000	6,125,000
King County, WA, Public Hospital District No. 002, Series R-6036, 144A, 3.84% *, 12/1/2023 (a)	1,270,000	1,270,000

Washington, State General Obligation, Series A-11, 144A, 3.82% *, 6/1/2017 (a)	5,655,000	5,655,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 3.92% *, 10/1/2041, Wells Fargo Bank NA (b)	1,000,000	1,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Deer Run West Apartments Project, Series A, AMT, 3.92% *, 6/15/2037, Bank of America NA (b)	5,200,000	5,200,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Park Vista Retirement Project, Series A, AMT, 3.95% *, 3/1/2041, Bank of America NA (b)	910,000	910,000

		20,160,000
Wisconsin 1.2%
Manitowoc, WI, Industrial Development Revenue, Kaysun Corp. Project, AMT, 3.95% *, 5/1/2015, Bank One Wisconsin (b)	960,000	960,000
Pewaukee, WI, Industrial Development Revenue, Mixer System, Inc. Project, AMT, 3.95% *, 9/1/2020, Bank One Wisconsin (b)	1,900,000	1,900,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic, Series B, 3.83% *, 1/15/2036, Marshall & Ilsley (b)	5,000,000	5,000,000

		7,860,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 646,305,073)	98.7	646,305,073
Other Assets and Liabilities, Net	1.3	8,652,903

Net Assets	100.0	654,957,976

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of April 30, 2006.

(a)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	3.5
Financial Guaranty Insurance Company	6.5
Financial Security Assurance, Inc.	7.9
MBIA Corp.	10.8

(b)	Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Tax-Exempt Money Fund, a series of DWS Money Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Tax-Exempt Money Fund, a series of DWS Money Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 June 21, 2006